BUSINESS ACQUISITIONS - Changes in Goodwill (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Jul. 30, 2021
Disclosure of detailed information about business combination [abstract]
Beginning balance		$ 132,894
Ending balance	$ 151,834